Shareholders' Equity	12 Months Ended
Dec. 31, 2019
Stockholders' Equity Note [Abstract]
Stockholders' Equity Note Disclosure [Text Block]

Note 14—Shareholders’ equity

Ordinary shares

Wimi Cayman was established under the laws of Cayman Islands on August 16, 2018 with authorized share of 20,115,570 Class A Ordinary Shares of par value US$0.0001 each, 466,967,730 Class B Ordinary Shares of par value US$0.0001 each and 12,916,700 Series A Preferred Shares of par value USD0.0001 each. Each Class A Ordinary Share shall be entitled to ten (10) votes on all matters subject to vote at general meetings of the Company, and each Class B Ordinary Share shall be entitled to one (1) vote on all matters subject to vote at general meetings of the Company. Each Class A Ordinary Share is convertible into one (1) Class B Ordinary Share at any time by the holder. Except for the voting right and conversion right, the Class A ordinary shares and Class B ordinary shares shall carry equal rights and rank pari passu with one another, including but not limited to the rights to dividends and other capital distributions.

During the fourth quarter of 2018, Wimi Cayman issued 20,115,570 of Class A Ordinary Shares and 79,884,430 shares of Class B Ordinary shares, and the shares were accounted as if they were issued and outstanding at the beginning of the period presented pursuant to the reorganization as stated in Note 1.

Preferred shares

On November 22, 2018, the Company entered into share purchase agreement with two institutional investors pursuant to which the investors purchased 8,611,133 shares of the Company’s Series A convertible Preferred Shares for total proceeds of USD 20,000,000. The Preferred Shares holders could convert the Class B Ordinary Shares at any time at the Preferred Shares issue prices. Each Preferred Share shall automatically be converted into Class B Ordinary Shares, at the then applicable Preferred Share Conversion Price upon the closing of a Qualified Initial Public Offering (IPO). If the Company fails to complete the IPO, the preferred shares holders have no redemption rights on the preferred shares nor is the Company required to buy back any shares. Accordingly, the Company accounted for the convertible preferred shares as equity.

Restricted assets

The Company’s ability to pay dividends is primarily dependent on the Company receiving distributions of funds from its subsidiary. Relevant PRC statutory laws and regulations permit payments of dividends by Wimi WFOE and Beijing WiMi (collectively “Wimi PRC entities”) only out of its retained earnings, if any, as determined in accordance with PRC accounting standards and regulations. The results of operations reflected in the accompanying consolidated financial statements prepared in accordance with U.S. GAAP differ from those reflected in the statutory financial statements of Wimi PRC entities.

Wimi PRC entities are required to set aside at least 10% of their after-tax profits each year, if any, to fund certain statutory reserve funds until such reserve funds reach 50% of its registered capital. In addition, Wimi PRC entities may allocate a portion of its after-tax profits based on PRC accounting standards to enterprise expansion fund and staff bonus and welfare fund at its discretion. Wimi PRC entities may allocate a portion of its after-tax profits based on PRC accounting standards to a discretionary surplus fund at its discretion. The statutory reserve funds and the discretionary funds are not distributable as cash dividends. Remittance of dividends by a wholly foreign-owned company out of China is subject to examination by the banks designated by State Administration of Foreign Exchange.

As a result of the foregoing restrictions, Wimi PRC entities are restricted in their ability to transfer their assets to the Company. Foreign exchange and other regulation in the PRC may further restrict Wimi PRC entities from transferring funds to the Company in the form of dividends, loans and advances. As of December 31, 2019, amounts restricted are the paid-in-capital and statutory reserve of Wimi PRC entities, which amounted to RMB 114,161,660 (USD 16,364,448).

Statutory reserve

As of December 31, 2018 and 2019, Wimi PRC entities collectively attributed RMB 19,647,831 and RMB 22,201,382 (USD 3,182,446), of retained earnings for their statutory reserves, respectively.

Capital contributions

During the year ended December 31, 2017, the Company’s shareholders contributed RMB 30,000,000 to the Company.